Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance, beginning of year	$ 75.0	$ 75.0	$ 0.0
Additions based on tax positions related to the current year	0.0	0.0	75.0
Balance, end of year	$ 75.0	$ 75.0	$ 75.0